Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0001927958
Registrant Name	AIRO Group Holdings, Inc.
Registration File Number	333-290109
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A